Fair Value Measurements - Schedule of Companys Liabilities that are Measured at Fair Value (Q3) (Details) - USD ($)	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities	$ 7,216,022		$ 857,787
Convertible promissory note		$ 601,239
Total		1,268,947	36,940
Cash and Marketable Securities Held in Trust [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Assets		10,651,566
Warrant liabilities - Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities	3,890,177	351,038	450,656
Warrant liabilities - Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities	3,086,701	293,900	377,857
Warrant liabilities - Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities	239,144	22,770	29,274
Total			857,787
Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities			450,656
Convertible promissory note
Total		351,038
Quoted Prices In Active Markets (Level 1) [Member] | Cash and Marketable Securities Held in Trust [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Assets		10,651,566
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities - Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities		351,038	450,656
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities - Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities - Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities
Total			450,656
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities
Convertible promissory note
Total
Significant Other Observable Inputs (Level 2) [Member] | Cash and Marketable Securities Held in Trust [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Assets
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities - Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities - Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities - Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities
Total
Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities	7,216,022		407,131
Convertible promissory note		601,239
Total		917,909
Significant Other Unobservable Inputs (Level 3) [Member] | Cash and Marketable Securities Held in Trust [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Assets
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities - Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities	3,890,177
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities - Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities	3,086,701	293,900	377,857
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities - Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities	$ 239,144	$ 22,770	29,274
Total			$ 407,131